CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 22,819	$ 3,308	¥ 26,753
Restricted cash	30,084	4,362
Accounts receivable, net	13,679	1,983	11,961
Prepaid and other current assets	42,560	6,171	6,261
Current assets of discontinued operations			335,135
Total current assets	109,142	15,824	380,110
Non-current assets:
Property and equipment, net	1,906	276	2,654
Intangible assets, net	3,703	537	7,790
Other non-current assets, net	13,587	1,970	18,832
Operating lease right-of-use asset	47,653	6,909	146,732
Noncurrent assets of discontinued operations			414,044
Total non-current assets	66,849	9,692	590,052
Total assets	175,991	25,516	970,162
Current liabilities:
Short-term borrowings	20,894	3,029	103
Deferred revenue			5,403
Accounts payable	16,505	2,393	18,143
Accrued and other liabilities	25,773	3,737	17,738
Income taxes payable, current	3,645	528	3,337
Operating lease liability, current	15,299	2,218	27,584
Current liabilities of discontinued operations			526,345
Total current liabilities	82,116	11,905	598,653
Non-current liabilities:
Operating lease liability, non-current	39,616	5,744	123,804
Noncurrent liabilities of discontinued operations			101,023
Total non-current liabilities	39,616	5,744	224,827
Total liabilities	121,732	17,649	823,480
Commitments and contingencies
EQUITY
Preferred shares (US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2021 and 2022)
Additional paid-in capital	3,553,315	515,182	3,545,955
Statutory reserve			3,837
Accumulated deficit	(3,509,002)	(508,757)	(3,415,771)
Accumulated other comprehensive income	8,953	1,298	11,291
Total Ambow Education Holding Ltd.'s equity	54,259	7,867	146,197
Non-controlling interests			485
Total equity	54,259	7,867	146,682
Total liabilities and equity	175,991	25,516	970,162
Class A Ordinary Shares
EQUITY
Ordinary shares	903	131	795
Class C Ordinary Shares
EQUITY
Ordinary shares	¥ 90	$ 13	¥ 90